Other revenues (Tables)	12 Months Ended
Dec. 31, 2011
Other revenues [Abstract]
Other revenues
Other revenues comprise the following items:

	Year ended December 31
(In US$ millions)	2011	2010	2009

Amortization of unfavorable contracts	24	39	43
Amortization of favorable contracts	(23)	(13)	-
Total	1	26	43